Consolidated Statements of Changes in Shareholders Equity - EUR (€) € in Thousands		Total		Share capital [member]	Share premium [member]	Foreign currency translation reserve [member]	Hedging Reserve [member]	Accumulated profit/(deficit) [member]
Beginning balance (Previously stated [member]) at Dec. 31, 2014		€ 436,145		€ 6,932	€ 495,109	€ 10,440	€ (247)	€ (76,089)
Beginning balance (Increase (decrease) due to corrections of prior period errors [member]) at Dec. 31, 2014					634			(634)
Beginning balance at Dec. 31, 2014		436,145		6,932	495,743	10,440	(247)	(76,723)
Net income | Previously stated [member]		48,566
Net income | Increase (decrease) due to corrections of prior period errors [member]		(1,886)
Net income		46,680	[1]					46,680
Hedging result, net of tax		34					34
Other comprehensive income/(loss), net of tax		10,425				10,425
Total comprehensive income/(loss)		57,139				10,425	34	46,680
Exercise of options		5,729		43	5,686
Issuance of performance shares				17	(17)
Share-based payments		8,404			8,404
Total contribution by, and distributions to, owners of the Company		14,133		60	14,073
Ending balance (Previously stated [member]) at Dec. 31, 2015		507,417
Ending balance at Dec. 31, 2015	[1],[2],[3]	507,417		6,992	509,816	20,865	(213)	(30,043)
Net income | Previously stated [member]		39,883
Net income | Increase (decrease) due to corrections of prior period errors [member]		(1,547)
Net income		38,336	[1]					38,336
Hedging result, net of tax		(30)					(30)
Other comprehensive income/(loss), net of tax		(10,877)				(10,877)
Total comprehensive income/(loss)		27,429				(10,877)	(30)	38,336
Exercise of options		6,332		48	6,284
Issuance of performance shares				20	(20)
Share-based payments		7,591			7,591
Total contribution by, and distributions to, owners of the Company		13,923		68	13,855
Ending balance (Previously stated [member]) at Dec. 31, 2016		548,769
Ending balance at Dec. 31, 2016	[1]	548,769		7,060	523,671	9,988	(243)	8,293
Net income		39,067						39,067
Hedging result, net of tax		74					74
Other comprehensive income/(loss), net of tax		(7,040)				(7,040)
Total comprehensive income/(loss)		32,101				(7,040)	74	39,067
Exercise of options		6,969		55	6,914
Issuance of performance shares				26	(26)
Share-based payments		8,889			8,889
Total contribution by, and distributions to, owners of the Company		15,858		81	15,777
Ending balance at Dec. 31, 2017		€ 596,728		€ 7,141	€ 539,448	€ 2,948	€ (169)	€ 47,360

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.
[2]	Since no minority shareholders in Group equity exist, the Group equity is entirely attributable to the parent's shareholders.
[3]	The accompanying notes form an integral part of these consolidated financial statements.